CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,365,743	$ 2,374,006
Restricted cash and cash equivalents	190,886	207,576
Receivables, less allowance for doubtful accounts of $21,323 and $19,708	1,311,755	1,356,553
Due from Hertz Global Holdings, Inc.	7,620
Inventories, at lower of cost or market	97,472	87,429
Prepaid expenses and other assets	421,461	344,926
Revenue earning equipment, at cost:
Cars	8,970,894	8,435,077
Less accumulated depreciation	(1,256,743)	(1,199,355)
Other equipment	2,766,600	2,756,101
Less accumulated depreciation	(1,079,491)	(1,052,414)
Total revenue earning equipment	9,401,260	8,939,409
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,101,047	1,071,987
Service equipment and other	945,999	900,271
Total property and equipment, at cost	2,047,046	1,972,258
Less accumulated depreciation	(860,537)	(808,689)
Total property and equipment	1,186,509	1,163,569
Other intangible assets, net	2,535,570	2,550,559
Goodwill	309,495	300,174
Total assets	16,827,771	17,324,201
LIABILITIES AND EQUITY
Accounts payable	1,204,927	944,973
Due to Hertz Global Holdings, Inc.		1,396
Accrued liabilities	975,178	1,068,002
Accrued taxes	149,059	136,397
Debt	10,357,607	10,919,345
Public liability and property damage	282,127	278,685
Deferred taxes on income	1,421,715	1,460,212
Total liabilities	14,390,613	14,809,010
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding
Additional paid-in capital	3,462,253	3,452,019
Accumulated deficit	(1,114,118)	(991,153)
Accumulated other comprehensive income	68,873	37,823
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,417,008	2,498,689
Noncontrolling interest	20,150	16,502
Total equity	2,437,158	2,515,191
Total liabilities and equity	$ 16,827,771	$ 17,324,201